Stockholders' Equity - Additional Information (Details) - USD ($)				1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Aug. 03, 2022	Aug. 01, 2022	Aug. 13, 2021	May 31, 2022	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized		70,000,000					70,000,000		70,000,000	30,000,000
Preferred stock, shares authorized		30,000,000					30,000,000		30,000,000	70,000,000
Common stock, par value							$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued							10,996,404		10,955,904	7,584,980
Number of common stock sold				11,111		263,729
Sale of common stock, price per share				$ 9		$ 9			$ 5	$ 1.8
Common stock per share	$ 5	$ 5				$ 9					$ 8
Gross proceeds from sale of common stock	$ 9,093,830			$ 99,999		$ 2,373,561		$ 2,373,561	$ 2,473,560	$ 5,742,171
Warrants exercise price, per share		$ 6.25									$ 6
Transaction costs				$ 0		$ 0
Deemed dividend on warrant modification								$ (450,578)	$ (450,578)	$ 0
Warrants exercised, shares				394,501
Cashless exercise at fair market value per share				$ 9
Issuance of common shares upon cashless exercise of warrants, shares				315,601
Stock options outstanding							7,217,915		6,545,628	5,797,185
Fair value assumptions, contractual term							7 years		7 years
Exercise price percentage							110.00%		110.00%
Percentage of shares granted							10.00%		10.00%
Warrants and rights exercisable period		Jan. 23, 2023
Class of warrant or right date from which warrants or rights expire		Jul. 27, 2027
Warrants							$ 224,399		$ 245,341
Gain on remeasurement of warrant liability							(20,942)		$ (98,394)	$ 1,546,280
Weighted-average grant date fair value									$ 3.75	$ 3.55
Warrants issued									115,000
Operating Expenses
Subsidiary or Equity Method Investee [Line Items]
Sale of common stock, price per share										$ 1.83
Black-Sholes Method
Subsidiary or Equity Method Investee [Line Items]
Risk free interest rate	2.82%
Volatility rate	77.50%
Fair value assumptions, contractual term	5 years
Warrants	$ 343,735
Gain on remeasurement of warrant liability							$ 20,942		$ 98,394
January 1 to January 26, 2022
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value							$ 8.87		$ 8.87
January 27 to March 31, 2022
Subsidiary or Equity Method Investee [Line Items]
Sale of common stock, price per share							$ 9
Maximum
Subsidiary or Equity Method Investee [Line Items]
Fair value assumptions, contractual term							10 years		10 years
Warrants to purchase aggregate of common stock		100,000
2018 Stock Option Plan
Subsidiary or Equity Method Investee [Line Items]
Stock options outstanding							1,924,500		1,924,500
Amended and Restated 2020 Equity Incentive Plan
Subsidiary or Equity Method Investee [Line Items]
Common stock reserved for issuance							0		0
Stock options outstanding							3,983,023		3,983,023
2021 Equity Incentive Plan
Subsidiary or Equity Method Investee [Line Items]
Common stock reserved for issuance		1,909,518					599,126		1,271,413
Stock options outstanding							1,310,392		638,105
IPO
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares issued		219,872
Number of common stock sold		2,000,000
Sale of common stock, price per share		$ 5
Issuance of common shares, value		$ 1,099,360							$ 8,750,095
Common stock per share		$ 5				$ 5
Gross proceeds from common stock		$ 10,000,000
Number of warrants exercise		20,520
Warrants exercise price, per share		$ 5
Number of warrants exercised		20,520
Overallotment Option
Subsidiary or Equity Method Investee [Line Items]
Number of common stock sold	300,000
Sale of common stock, price per share	$ 5								$ 9
Common stock per share	$ 5
Gross proceeds from common stock	$ 1,500,000
Gross proceeds from sale of common stock	$ 9,100,000
Overallotment Option | Maximum
Subsidiary or Equity Method Investee [Line Items]
Class of warrant or right additional purchase aggregate of common stock	15,000
Common Stock
Subsidiary or Equity Method Investee [Line Items]
Number of common stock sold				11,111		263,729
Sale of common stock, price per share				$ 9		$ 9
Issuance of common shares upon exercise of warrants, Shares				153,000	61,111			61,111	529,712	283,616
Proceeds from issuance of common stock upon exercise of warrants				$ 275,400	$ 110,000
Issuance of restricted stock, Shares							40,500			15,278
Common Stock | IPO
Subsidiary or Equity Method Investee [Line Items]
Number of common stock sold									2,300,000
Issuance of common shares, value									$ 230
Founder
Subsidiary or Equity Method Investee [Line Items]
Stock compensation expense								$ 52,500		$ 202,500
Issuance of restricted stock, Shares										87,500
Founder | T H I O
Subsidiary or Equity Method Investee [Line Items]
Issuance of restricted stock, Shares			612,500
Restricted Stock Awards
Subsidiary or Equity Method Investee [Line Items]
Stock compensation expense							$ 164,070
Shares granted							40,500
Unvested shares							0		0	58,333
Restricted Stock Awards | Founder
Subsidiary or Equity Method Investee [Line Items]
Shares granted								29,168		112,500
Unrecognized compensation									$ 52,500
Restricted Stock Awards | Founder | T H I O
Subsidiary or Equity Method Investee [Line Items]
Founders shares cancelled			612,500
MAIA Stock Warrants
Subsidiary or Equity Method Investee [Line Items]
Warrant modification, value					$ 144,497
Deemed dividend on warrant modification								$ 450,578
Stock Options
Subsidiary or Equity Method Investee [Line Items]
Risk free interest rate								2.14%
Weighted-average grant date fair value							$ 3.27	$ 5.78
Unrecognized compensation							$ 5,097,294			$ 3,447,367
Unrecognized compensation expense, recognized period							3 years 3 months 18 days		3 years 3 months 3 days
Stock Options | Maximum
Subsidiary or Equity Method Investee [Line Items]
Fair value assumptions, contractual term							6 years 29 days	6 years 3 months	6 years 3 months	6 years 6 months